Financial Instruments - Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	May 26, 2020
Class Of Warrant Or Right [Line Items]
Warrants outstanding	0	0
Warrants expiration date	Jul. 02, 2026	Jul. 02, 2026
Warrants expiration term	5 years	5 years
Redemption price per warrant (in dollars per share)		$ 0.10
Number of warrants redeemed		742,918
Loss (gain) from change in fair value of warrant liabilities	$ 39
Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class Of Warrant Or Right [Line Items]
Redemption price per warrant (in dollars per share)		$ 0.01
Stock price trigger for redemption of warrants (in dollars per share)		18.00
Redemption of Warrants When Price per Share of Class A Common Stock Greater than 10.00 but Less than 18.00
Class Of Warrant Or Right [Line Items]
Redemption price per warrant (in dollars per share)		0.10
Redemption of Warrants When Price per Share of Class A Common Stock Greater than 10.00 but Less than 18.00 | Minimum
Class Of Warrant Or Right [Line Items]
Stock price trigger for redemption of warrants (in dollars per share)		10.00
Redemption of Warrants When Price per Share of Class A Common Stock Greater than 10.00 but Less than 18.00 | Maximum
Class Of Warrant Or Right [Line Items]
Stock price trigger for redemption of warrants (in dollars per share)		$ 18.00
Class A Common Stock
Class Of Warrant Or Right [Line Items]
Number of warrants issued		15,315,429
Private Placement Warrants
Class Of Warrant Or Right [Line Items]
Number of shares issuable per warrant	1	1
Private Placement Warrants | Class A Common Stock
Class Of Warrant Or Right [Line Items]
Share price per share	$ 11.50	$ 11.50
FTAC | Forward Purchase Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants to be purchased			10,000,000